Translation gains/(losses) (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Translation gains/(losses)
Trade and other receivables	R (1,233)	R 1,275	R 98
Trade and other payables	158	(891)	(372)
Foreign currency loans	6,318	(6,946)	965
Other	267	20	(87)
Translation gains/(losses)	R 5,510	R (6,542)	R 604